Foxhall Global Trends Fund
RISK/RETURN
Investment Objective:
The Fund’s investment objective is growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Foxhall Global Trends Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Foxhall Global Trends Fund
Investment Management Fees		1.00%
Distribution (12b-l) Fees		0.40%
Other Expenses		3.23%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[1]	4.65%
Less Fee Waivers and Reimbursements	[2]	(2.38%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.27%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Pursuant to an Operating and Expense Limitation Agreement with the Company (the "Expense Agreement"), the Advisor has contractually agreed to reimburse Fund expenses to the extent necessary to limit total annual Fund operating expenses (excluding Acquired Fund Fees and Expenses, brokerage fees and commissions, borrowing costs, taxes and extraordinary expenses such as litigation) to an annual rate of 2.25% of the Fund's average daily net assets. The Expense Agreement remains in effect until October 28, 201 2 and shall automatically continue for successive renewal terms of one year each, unless terminated as of the end of the current term by either party upon 30 days' written notice. The Expense Agreement may be terminated at any time, and without the payment of any penalty, by the Fund on 60 days prior written notice to the Adviser.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Foxhall Global Trends Fund	230	1,189	2,154	4,598

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 438% of the average value of its portfolio.

Principal Investment Strategies of the Fund:

The Fund invests in a diversified portfolio of securities of companies worldwide and exchange traded funds (ETFs) that meet the Fund's investment criteria. The Fund is actively managed and may invest anywhere globally in the U.S. and foreign markets but substantially outside the U.S. in ETFs, equities and bonds. The Fund may invest in common stock, preferred stock and ADRs of companies listed on any of the U.S. stock exchanges, currencies of other countries, corporate bonds and municipal bonds of any duration and quality, bonds from other countries and U.S Treasury obligations of any duration.  The Advisor uses a “relative strength” approach to choosing investments, emphasizing a selection process favoring positions with potential for growth.

The Fund invests in a diversified asset allocation of countries, regions, sectors and industries. “Trends’ means that the Fund invests in a diversified allocation of sectors and industries and when the Advisor believes that the markets are in a long-term uptrend the Fund will invest in securities of companies worldwide of all capitalizations, or through ETFs holding such companies, that the Advisor believes have a potential for capital growth. However, the Fund may, when    the Advisor believes the markets are in a  downtrend, invest the portfolio predominantly or completely in certain fixed income securities including U.S. government securities, and ETFs that invest in such securities, and other investments that it believes may help to protect and preserve shareholder capital.

The Advisor may also utilize certain “values-based” non-financial investment analysis and screening that is intended to specifically seek out companies that support traditional family values and positive global values such as respect for human life and dignity, while avoiding industries and activities that do not support human life, and/or promote pornography, gambling, alcohol and tobacco production.  Such analysis and screening will not apply to potential and actual investments in ETFs.  See "Investment Selection Process”.

Principal Risks of Investing in the Fund:

You could lose money on your investment in the Fund.    As with any fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. The Fund may be suitable for the more aggressive section of an investor’s portfolio.  Though the investment discipline that the Advisor uses in its management of the Fund includes elements designed to reduce the volatility and exposure to loss that are inherent in the stock markets, the Fund is best suited for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Equity Securities Risk.   Equity securities and stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, interest rate fluctuations or economic developments.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Interest Rate Risk.  Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

Market Risk and Selection Risk.   Market risk is the risk that one or more markets in which the Fund invests may go down in value.  Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other f und s.

Investing in ETFs. The Fund may invest in exchange-traded funds (“ETF”), including short or leveraged ETFs.  (See also “Derivatives Risks” below and in the “Investment Risks” section of this prospectus).   The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Values Based Screening.   The Advisor cannot guarantee that it will be successful in identifying companies that will satisfy its values-based investment screening process nor that it will be able to invest in them at a suitable price and quantity.  The Fund utilizes IW Financial to provide values based investment screening services.  There can be no guarantee that firm will continue to make available such services or, if they did not, that a suitable replacement could be found.

Foreign Securities Risks.  Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks that may not be present in U.S. investments that can increase the chances that the Fund will lose money. These risks include foreign economy risk, currency risk, governmental supervision and regulation/accounting risk, risks of holding funds outside of the United States, and settlement risk.

Emerging Markets Risk.  The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, emerging markets have far lower trading volumes and less liquidity than developed markets.

Call Risk.   Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk.   Credit risk is the risk that the issuer of a bond will not be able to make payments of interest and principal when due, at all, or otherwise default on its obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Derivatives Risks.  The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will default and not fulfill its contractual obligation.

The Fund may invest in leveraged ETFs, which are exchange-traded funds (ETFs) that use financial derivatives and debt to amplify the returns of an underlying index.  These funds aim to keep a constant amount of leverage during the investment time frame, such as a 2:1 or 3:1 ratio.  Leveraged ETFs aim to deliver a stated multiple of the index return (or in some cases a multiple of the inverse of the return on that index) on a daily basis, which means that holding the leveraged ETF longer than a day, especially when the index has large ups and downs, can lead to unexpectedly negative results because of the daily rebalancing.  Whenever the index declines, a leveraged ETF sells its exposure to the index and reduces its debt level in order to maintain its target leverage ratio. This locks in losses and reduces the leveraged ETF’s asset base, making it much harder to recover gains in the next market upturn.  Furthermore, leveraged ETFs have interest costs, transaction costs, expenses, and costs of capital. These costs reduce returns.

Small Cap and Emerging Growth Securities Risk.  Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

For additional information about the Fund’s primary risks, see the “Investment Risks” section of this prospectus and “Investment Risks and Considerations” section in the Fund’s Statement of Additional Information.

Performance:

The bar chart below and table that follows will give you some idea of the risks involved in investing in the Fund by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of a market index.  The bar chart shows changes in the Fund’s performance from year to year and does not reflect the deduction of any sales charges applicable during those years.  If the effect of a sales charge was reflected, returns would have been lower than those shown.  The returns in the performance table include the effect of a sales charge.   As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The predecessor to the Fund, the Dominion Insight Growth Fund, was reorganized into the Shepherd Large Cap Growth Fund which commenced operations on April 16, 2002. The Shepherd Large Cap Growth Fund changed its name to the Shepherd Fund in August 2008 and subsequently changed its name to the Foxhall Global Trends Fund in December 2009. Prior to April 16, 2002, the Fund was advised by another investment adviser, and performance prior to that date is not shown.

Performance Bar Chart For Calendar Years Ended December 31

During the periods shown in the chart, the highest return for a quarter was 15.33% (quarter ended 6/30/03) and the lowest return for a quarter was -16.01% (quarter ended 9/30/08).
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns		1 Year	5 Years	Since Inception	Inception Date
Foxhall Global Trends Fund		5.04%	3.36%	1.97%	Apr. 16, 2002
Foxhall Global Trends Fund After Taxes on Distributions	[1]	5.04%	3.36%	1.97%
Foxhall Global Trends Fund After Taxes on Distributions and Sales	[1]	3.28%	2.89%	1.70%
Foxhall Global Trends Fund S&P 500	[2]	15.06%	2.29%	3.54%
Foxhall Global Trends Fund Dow Jones Global Index TR	[3]	14.32%	3.99%	6.78%
[1]	After-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S&P 500 ® Index is an unmanaged index generally representative of the performance of large companies in the United States stock market. Index returns assume reinvestment of dividends. Unlike the Fund's returns, index returns do not reflect any fees or expenses; such costs would lower performance. It is not possible to invest directly in an index.
[3]	The Dow Jones Global Index TR SM is a broad yet investable measure of the global stock market. It targets 95% coverage of markets open to foreign investment. The index currently tracks 42 countries, including 25 developed markets and 17 emerging markets. Index returns assume reinvestment of dividends. Unlike the Fund's returns, index returns do not reflect any fees or expenses; such costs would lower performance. It is not possible to invest directly in an index.